Non-controlling interests (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Begining balance	$ (327,501)	$ 0
Initial recognition of non-controlling interests		(24,467)
Share-based payments		16,702
Dividend		8,673
Net loss for the year	(712,805)	(328,409)
Ending balance	$ (1,040,306)	$ (327,501)